Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income and expenses [Abstract]
Increase (decrease) in financial income expense	€ 73	€ 97
Fair value gain (loss) that would have been recognised in profit or loss if financial assets had not been reclassified out of fair value through other comprehensive and into income fair value through profit or loss, initial application of IFRS 9	133
Increase (decrease) in net interest expense	10	12
Increase (decrease) Dividend income from financial assets	49
Finance income (cost)	€ (44)	€ (117)	€ (213)
Financial charges related to early redemption of bonds			€ 46